Game operation cost (Tables)	6 Months Ended
Jun. 30, 2025
Game operation cost
Schedule of game operation cost

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Employee benefits expenses	(14,601)	(16,112)	(7,335)	(7,764)
Technical support services	(11,165)	(7,386)	(5,835)	(3,851)
Depreciation and amortization	(2,094)	(1,710)	(1,051)	(780)
	(27,860)	(25,208)	(14,221)	(12,395)